Organization And Summary Of Significant Accounting Policies (Details)				12 Months Ended
	Mar. 01, 2017 USD ($)	Feb. 28, 2017 USD ($)	Jan. 27, 2017	Dec. 31, 2016 USD ($) property state loan	Dec. 31, 2015 USD ($) property	Dec. 31, 2014 USD ($) property	Mar. 31, 2018 USD ($)	Jan. 01, 2016 property	Dec. 31, 2013 USD ($)
Number of hotels | property				19
Number of states the entity owns hotels | state				12
Uncertain tax position				$ 0	$ 0	$ 0
Operating cash flows				2,668,000	4,970,000	5,507,000
Financing cash flows				$ (21,154,000)	(5,671,000)	(23,321,000)
Going concern evaluation period				15 months
Cash and cash equivalents on hand				$ 8,326,000	4,870,000	173,000			$ 45,000
Available borrowing capacity				1,234,000
Long-term debt				63,389,000	87,536,000
Restatement Adjustment [Member] | Accounting Standards Update 2016-15 [Member]
Operating cash flows				1,752,000	0	120,000
Financing cash flows				(1,752,000)	$ 0	$ (120,000)
Secured Credit Facility [Member]
Long-term debt				$ 63,389,000
Minimum [Member] | Forecast [Member]
Cash and cash equivalents on hand							$ 4,000,000
Maximum [Member] | Forecast [Member]
Cash and cash equivalents on hand							$ 5,000,000
Building And Improvements [Member] | Minimum [Member]
Estimated useful life				15 years
Building And Improvements [Member] | Maximum [Member]
Estimated useful life				40 years
Furniture And Equipment [Member] | Minimum [Member]
Estimated useful life				3 years
Furniture And Equipment [Member] | Maximum [Member]
Estimated useful life				12 years
Held For Sale [Member]
Number of hotels | property				7				16
Long-term debt				$ 6,000,000
Held For Sale [Member] | Secured Credit Facility [Member]
Long-term debt				$ 6,000,000
Sold [Member]
Number of hotels | property				25	17	13
Western Alliance Bank [Member]
Long-term debt				$ 4,806,000
Number of loans | loan				1
Maturity				Feb. 01, 2017
Cantor Commercial Real Estate Lending [Member]
Long-term debt				$ 5,713,000
Maturity				Nov. 06, 2017
Morgan Stanley Mortgage Capital Holdings [Member]
Long-term debt				$ 912,000
Maturity				Dec. 01, 2017
Western Alliance Bank [Member]
Long-term debt				$ 2,803,000
Number of loans | loan				1
Maturity				Feb. 01, 2018
Atlanta Joint Venture [Member]
Number of hotels | property				1
Ownership percentage				80.00%
Supertel Limited Partnership [Member]
Ownership percentage of minority interest				97.80%	90.10%	99.90%
E&P Financing Limited Partnership [Member]
Ownership percentage of minority interest				100.00%
TRS Leasing, Inc [Member]
Number of properties held by related parties | property				14
Subsequent Event [Member] | Secured Credit Facility [Member]
Available borrowing capacity	$ 34,250,000
Maturity	Mar. 01, 2019
Subsequent Event [Member] | Western Alliance Bank [Member]
Maturity			Feb. 01, 2018
Subsequent Event [Member] | Western Alliance Bank [Member]
Maturity			Feb. 01, 2018
Series D Preferred Stock [Member]
Preferred stock, annual dividend rate				6.25%
Preferred stock value				$ 61,333,000
Series E Preferred Stock [Member] | Subsequent Event [Member]
Preferred stock, annual dividend rate		6.25%
Preferred stock value		$ 9,250,000
March 31, 2018 [Member]
Long-term debt				$ 15,788,000
March 31, 2018 [Member] | Subsequent Event [Member]
Long-term debt		$ 1,100,000